Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Financial Assets Delivered as Guarantee
11.	FINANCIAL ASSETS DELIVERED AS GUARANTEE
The composition of financial assets delivered as guarantee as of December 31, 2025 and 2024 is as follows:

Composition	Carrying amount
	12/31/2025	12/31/2024
For transactions with the BCRA	186,551,425	182,321,276
For guarantee deposits	160,648,568	112,438,660
For repurchase agreements		30,291,314

Total	347,199,993	325,051,250

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.